Consolidated Statements Of Cash Flow - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (5,441,000)	¥ (20,166,000)	¥ (226,000)
Adjustments for
Operating lease charge	484,000	1,266,000	536,000
Depreciation of property, plant and equipment	255,000	84,000
Fair value gain on unlisted financial assets	(130,000)
Write down of inventories ( reversal of inventory provision)
Bad debt provision of trade receivables (reversal of bad debt )	(2,751,000)	10,148,000
Share based compensation	2,180,000	1,835,000	1,135,000
Interest expense on lease liability	25,000	51,000	73,000
Amortization of OID of convertible note	15,000
Operating cash flows before working capital changes	(5,363,000)	(6,782,000)	1,518,000
(Decrease)/Increase in trade receivables	4,292,000	(5,374,000)	(4,855,000)
Decrease (Increase) in other receivables and prepayments	(898,000)	(19,936,000)	(812,000)
Decrease (Increase) in trade payables	464,000	2,602,000	14,000
Decrease(Increase) in unearned revenue	(15,545,000)	15,545,000	(619,000)
Decrease (Increase) in taxes payable	(958,000)	(163,000)
Decrease (Increase) in accrued liabilities and other payables	(2,100,000)	2,712,000	86,000
Cash generated from (used in) operations	(20,108,000)	(11,396,000)	(4,668,000)
Interest paid
Income tax paid	(326,000)	(41,000)	(45,000)
Net cash generated from operating activities from discontinued operations	4,982,000	3,314,000	4,400,000
Net cash used in operating activities	(15,452,000)	(8,123,000)	(313,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(22,000)	(1,279,000)	(46,000)
Acquisition of intangible assets	(6,000)
Increase in unlisted financial assets	(8,393,000)
Increase in restricted cash	(2,069,000)		2,785,000
Net cash used in investing activities from discontinued operations
Net cash generated from (used in) investing activities	(10,490,000)	(1,279,000)	2,739,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities	(358,000)	(1,144,000)	(705,000)
Insurance of share capital for equity financing	5,724,000	29,586,000	16,045,000
Warrants exercised		10,258,000
Capital contribution from noncontrolling interest	2,450,000
Proceeds from promissory note	8,759,000
Advance from related parties			131,000
Net cash used in financing activities from discontinued operations	(14,303,000)	(14,303,000)	(14,136,000)
Net cash generated from financing activities	2,272,000	24,397,000	1,335,000
NET (DECREASE) INCREASE IN CASH & EQUIVALENTS	(23,670,000)	14,995,000	3,761,000
CASH & EQUIVALENTS, BEGINNING OF YEAR	27,880,000	12,344,000	8,212,000
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	32,000	541,000	371,000
CASH & EQUIVALENTS, END OF YEAR	4,242,000	27,880,000	12,344,000
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS:
Cash and cash equivalents	3,936,000	27,880,000	12,344,000
Cash and cash equivalents included in assets classified as held for sale	¥ 306,000